Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
8. Related Parties
a. Related Parties
Balances and transactions between the Company and its subsidiaries and between subsidiaries have been eliminated in consolidation and are not disclosed in this note. The balances and transactions between the Company and its subsidiaries with other related parties are disclosed below:

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	0	2,875
Others	490	1,050

Total as of December 31, 2019	490	3,925

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A.	—	2,925
Others	490	1,146

Total as of December 31, 2018	490	4,071

Loans agreements have indeterminate terms and do not contain interest clauses.

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	0	1,545	1	18,565	0
Refinaria de Petróleo Riograndense S.A.	0	264,602	0	1,019,108	0
ConectCar Soluções de Mobilidade Eletrônica S.A.	739	113	7,385	121	0
LA’7 Participações e Empreend. Imob. Ltda. (a)	0	124	0	0	1,477
Chevron Latin America Marketing LLC	0	0	0	0	0

Total as of December 31, 2019	739	266,384	7,386	1,037,794	1,477

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	567	6	9,032	—
Refinaria de Petróleo Riograndense S.A.	—	24,630	—	1,008,860	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,042	136	3,844	186	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	117	—	—	1,469

Total as of December 31, 2018	1,042	25,450	3,850	1,018,078	1,469

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	—	1,489	6	18,108	—
Refinaria de Petróleo Riograndense S.A.	—	22,199	—	1,004,030	—
ConectCar Soluções de Mobilidade Eletrônica S.A.	1,067	31	7,239	859	—
LA’7 Participações e Empreend. Imob. Ltda. (a)	—	125	—	—	2,300

Total as of December 31, 2017	1,067	23,844	7,245	1,022,997	2,300

(1)	Included in “domestic trade receivables”, “domestic trade payables” and “domestic trade payables—reverse factoring”, respectively.
(a)	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2019 and 2018, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.
Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on similar market prices and terms with customers and suppliers with comparable operational performance. The above operations related to ConectCar Soluções de Mobilidade Eletrônica S.A. (“ConectCar”) refer to services provided. In the opinion of the Company and its subsidiaries’ management, transactions with related parties are not subject to credit risk, which is why no an estimated loss or collateral is provided. Collateral provided by the Company in loans of subsidiaries and affiliates are mentioned in Note 16.i.

b. Key executives
The Company’s compensation strategy combines short and long-term elements, following the principles of alignment of interests and of maintaining a competitive compensation, and is aimed at retaining key officers and remunerating them adequately according to their attributed responsibilities and the value created to the Company and its shareholders.
Short-term compensation is comprised of: (a) fixed monthly compensation paid with the objective of rewarding the executive’s experience, responsibility, and his/her position’s complexity, and includes salary and benefits such as medical coverage, check-up,
life insurance, and others; (b) variable compensation paid annually with the objective of aligning the executive’s and the Company’s objectives, which is linked to: (i) the business performance measured through its economic value creation and (ii) the fulfillment of individual annual goals that are based on the strategic plan and are focused on expansion and operational excellence projects, people development and market positioning, among others. Further details about the Deferred Stock Plan are contained in Note 8.c and about post-employment benefits in Note 20.b.

The expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2019	2018	2017
Short-term compensation	41,659	36,504	45,477
Stock compensation	9,881	1,407	1,399
Post-employment benefits	2,640	2,278	1,096
Long-term compensation	0	—	(6,459)
Termination benefit	0	905	8,794

Total	54,180	41,094	50,307

c. Deferred Stock Plan
Since 2003, Ultrapar has adopted a stock plan in which the executive has the usufruct of shares held in treasury until the transfer of the full ownership of the shares to those eligible members of management after five to seven years from the initial concession of the rights subject to uninterrupted employment of the participant during the period. The volume of shares and the executives eligible are determined by the Board of Directors, and there is no mandatory annual grant. The total number of shares to be used in the plan is subject to the number of shares in treasury. Ultrapar’s Board of Directors does not have a stock plan. The fair value of the awards w as
 determined on the grant date based on the market value of the shares on the B3, the Brazilian Securities, Commodities and Futures Exchange and the amounts are amortized between five to seven years from the grant date.
The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 13, 2017	200,000	2022 to 2024	34.00	9,378	(4,513)	4,865
March 4, 2016	380,000	2021 to 2023	32.72	17,147	(11,164)	5,983
December 10, 2014	533,324	2019 to 2021	25.32	27,939	(23,967)	3,972
March 5, 2014	111,200	2020 to 2021	26.08	5,999	(5,610)	389
November 7, 2012	—	2019	21.45	16,139	(16,139)	—

	1,224,524			76,602	(61,393)	15,209

In 2019, the amortization in the amount of R$ 10,321 (R$ 3,922 in 2018 and R$ 11,752 in 2017) was recognized as a general and administrative expense.
The table below summarizes the changes of number of shares granted:

Balance on December 31, 2017	2,366,796
Cancellation of granted shares due to termination of executive employment	(433,332)
Shares vested and transferred	(233,336)

Balance on December 31, 2018	1,700,128
Shares vested and transferred	(475,604)

Balance on December 31, 2019	1,224,524

The information above were adjusted retrospectively as disclosure in Note 26.a.
In addition, on April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) of approved a new incentive plan based on shares (”Plan”), which establishes the general terms and conditions for the concession of common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, in periods of three to six years, to directors or employees of the Company or its subsidiaries.
As a result of the Plan, common shares representing at most 1% of the Company’s share capital may be delivered to the participants, which corresponds, at the date of approval of this Plan, to 11,128,102 common shares.
The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	240,000	2023	38.19	12,642	(4,741)	7,901
Restricted and performance	November 8, 2017	75,876	2020 to 2022	38.19	5,014	(2,850)	2,164
Restricted and performance	April 4, 2018	184,076	2021 to 2023	34.35	12,066	(5,539)	6,527
Restricted	September 19, 2018	160,000	2024	19.58	4,321	(900)	3,421
Restricted	September 24, 2018	80,000	2024	18.40	2,030	(423)	1,607
Restricted and performance	April 3, 2019	558,708	2022 to 2024	23.25	24,096	(4,729)	19,367
Restricted	September 2, 2019	440,000	2025	16.42	10,074	(560)	9,514

		1,738,660			70,243	(19,742)	50,501

In 2019, a general and administrative expense in the amount of R$ 12,893 was recognized in relation to the Plan (R$ 6,001 in 2018 and R$ 784 in 2017).

Balance on December 31, 2017	332,540
Shares granted on April 9, 2018	207,184
Shares granted on September 19, 2018	160,000
Shares granted on September 24, 2018	80,000
Cancellation of granted shares due to termination of executive employment	(39,772)

Balance on December 31, 2018	739,952
Shares granted on April, 3, 2019	567,876
Shares granted on September 2, 2019	440,000
Cancellation of granted shares due to termination of executive employment	(9,168)

Balance on December 31, 2019	1,738,660

The information above were adjusted retrospectively as disclosure in Note 26.a.